BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2023 and June 30, 2024 are set out below:

Bank loans	Currency	Period	Interest rate	Third party guarantee	Director’s personal guarantee	Carrying amount
					SGD’000	SGD’000
Secured floating rate bank loans	SGD	2023 - 2028	SIBOR+1.25% to +1.5%	NIL		7,841
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		140
December 31, 2023					3,430	7,981

Secured floating rate bank loans	SGD	2023 - 2028	SIBOR+1.25% to +1.5%	NIL		8,715
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		113
June 30, 2024					3,430	8,828

Other than the director’s personal guarantee, the bank loans are secured by a corporate guarantee provided by the Company, financial instruments (Note 5), leasehold buildings (Note 6), and operating lease ROU asset (Note 7).

Bank loans	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
	SGD’000
Secured floating rate bank loans	7,841	4,218	180	180	180	180	2,903
	140	23	23	23	23	23	25
December 31, 2023	7,981	4,241	203	203	203	203	2,928

	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
Secured floating rate bank loans	8,715	5,180	180	180	180	180	2,815
	113	24	24	24	24	17	-
June 30, 2024	8,828	5,204	204	204	204	197	2,815

9. BANK LOANS

The bank loans as of December 31, 2022 and 2023 are set out below:

Bank loans	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						SGD’000
Secured floating rate bank loans	SGD	2022 - 2028	SIBOR+1.25% to +1.5%	NIL		9,269
	US$	2029	London Inter Bank Offer Rate +1.25%	NIL		164
Balance as of December 31, 2022					3,430	9,433

Secured floating rate bank loans	SGD	2023 - 2028	SIBOR+1.25% to +1.5%	NIL		7,841
	US$	2029	London Inter Bank Offer Rate +1.25%	NIL		140
Balance as of December 31, 2023					3,430	7,981
Balance as of December 31, 2023 (US$)					2,600	6,050

Other than directors’ personal guarantee, the bank loans are secured by corporate guarantee provided the Company, financial instrument (Note 5), leasehold buildings (Note 6) and operating lease ROU asset (Note 7).

Bank loans	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
	SGD’000
Secured floating rate bank loans	9,269	5,437	194	180	180	180	3,098
	164	24	24	24	24	24	44
Balance as of December 31, 2022	9,433	5,461	218	204	204	204	3,142

	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
	SGD’000
Secured floating rate bank loans	7,841	4,218	180	180	180	180	2,903
	140	23	23	23	23	23	25
Balance as of December 31, 2023	7,981	4,241	203	203	203	203	2,928
Balance as of December 31, 2023 (US$)	6,050	3,215	153	153	153	153	2,226